Fair Value of Financial Instruments	9 Months Ended
Sep. 30, 2015
Fair Value of Financial Instruments
Fair Value of Financial Instruments

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. The fair value hierarchy is now established that prioritizes valuation inputs based on the observable nature of those inputs. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The hierarchy defines three levels of valuation inputs:

Level 1 inputs    Quoted prices in active markets for identical assets or liabilities

Level 2 inputs    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

Level 3 inputs    Unobservable inputs that reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability

The following tables present the Company's financial instruments carried at fair value using the lowest level input applicable to each financial instrument at December 31, 2014 and September 30, 2015.

Description	Total	Quoted Prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2014
Money market funds, included in cash equivalents	$457	$457	$—	$—
September 30, 2015
Money market funds, included in cash equivalents	$104,911	$104,911	$—	$—

The Company's cash equivalents are comprised of money market funds that are measured on a recurring basis based on quoted market prices.